Disciplined Value Series
Disciplined Value Series Summary Section
Investment Goal
To provide competitive returns consistent with the broad equity market while also providing a level of capital protection during market downturns.
Fees and Expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the Series.
DISCIPLINED VALUE SERIES Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Disciplined Value Series - USD ($)	CLASS S	CLASS I
Shareholder Fees (fees paid directly from your investment)	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Disciplined Value Series		CLASS S	CLASS I
Management Fees		0.45%	0.45%
Distribution and Service (12b-1) Fees		none	none
Other Expenses		0.37%	0.12%
Shareholder Services Fee		0.25%	none
Remainder of Other Expenses		0.12%	0.12%
Total Annual Fund Operating Expenses	[1]	0.82%	0.57%
[1]	The total annual fund operating expenses in this fee table may not correlate to the expense ratio in the financial highlights in this prospectus (and in the Series’ financial statements) because the financial highlights include only the Series’ direct operating expenses and do not include fees and expenses incurred indirectly by the Series through its investments in other investment companies.

Example
The Example below is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Series’ operating expenses remain the same . Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Disciplined Value Series - USD ($)	AFTER 1 YEAR	AFTER 3 YEARS	AFTER 5 YEARS	AFTER 10 YEARS
CLASS S	84	262	455	1,014
CLASS I	58	183	318	714

Portfolio Turnover
The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Series shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the Series. During the most recent fiscal year, the portfolio turnover rate of the Series was 39% of the average value of its portfolio.
Principal Investment Strategies
The Series will, under normal circumstances, invest at least 80% of its assets in dividend-paying common stocks. The Series invests primarily in the common stocks of mid- to large- capitalization companies (generally companies with market capitalizations at the time of purchase within the market capitalization range of the companies comprising the Russell 1000® Value Index). The Advisor constructs a portfolio consisting primarily of U.S. companies trading on U.S. stock exchanges that it believes will provide competitive returns consistent with the broad equity market while also providing a level of capital protection during sustained market downturns.

In selecting securities for the Series, the Advisor uses a systematic process to identify stocks of companies that it believes are undervalued in the market, based on factors such as free cash flow generation and earnings power, and that meet other investment criteria relating to minimum dividend yield, dividend sustainability, and financial health. The Series’ investment strategy may involve allocating large portions of the Series’ portfolio to industry sectors which meet the Advisor’s investment criteria. Although stocks may be added to or removed from the Series’ portfolio at any time during the year, the Advisor expects that modifications to the Series’ portfolio will primarily take place once a year during the Advisor’s annual portfolio review and rebalancing.
Principal Risks of Investing in the Series
Market risk — Because the Series invests in stocks, the value of your investment will fluctuate in response to stock market movements. This means that you could lose money on your investment in the Series or the Series could underperform if any of the following occurs:
  U.S. stock markets decline.
  An adverse event, such as an unfavorable earnings report, depresses the value of one or more of the Series’ portfolio holdings.
Investment style risk — Investing primarily in dividend-paying common stocks may cause the Series to underperform funds that do not limit their investments to dividend-paying common stocks during periods when dividend-paying stocks underperform other types of stocks. In addition, if stocks held by the Series reduce or stop paying dividends, the Series’ ability to generate income may be affected.

The Advisor’s judgments regarding the systematic approach used to select stocks may prove to be incorrect. In addition, the Advisor’s approach to value investing, or value investing in general, may go in and out of favor in the market. These risks may cause the Series to underperform its benchmark or funds with other investment styles.

The Advisor will make modifications to the Series’ portfolio primarily once a year. Accordingly, the Advisor does not intend to make frequent changes to the Series’ portfolio in response to market movements (positive or negative). The Series may perform differently than funds that more actively rebalance their portfolios in response to market movements.

Mid-cap risk — The Series may also have special risks due to its investments in stocks of mid-size companies. These risks include the following:
  The stocks of mid-size companies may be subject to more abrupt or erratic market movements than the stocks of larger companies.
  The stocks of mid-size companies may be subject to liquidity risk because such stocks may have lower trading volume and be less marketable than the stocks of larger companies. Liquidity risk is further described below.
Sector focus risk — The Series’ investment strategy may involve allocating large portions of the Series’ portfolio to industry sectors which meet the Advisor’s investment criteria. As a result, poor performance or adverse economic events affecting one or more of these sectors could have a greater impact on the Series than it would if the Series’ investments were allocated across a broader range of industry sectors.

Liquidity risk — The Series is subject to the risk that certain securities may be difficult or impossible to sell at the time and the price that the Series would like. The Series may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on the Series’ management or performance.

Large redemption risk — Certain institutions or individuals may from time to time own (beneficially or of record) or control a significant percentage of the Series’ shares. Redemptions by these institutions or individuals in the Series may impact the Series’ liquidity and net asset value (NAV). These redemptions may also force the Series to sell securities, which may cause the Series to experience a loss (particularly during periods of declining or illiquid markets), as well as cause the Series’ portfolio turnover rate and transaction costs to rise, which may negatively affect the Series’ performance and increase the likelihood of capital gain distributions for remaining shareholders.

The risks above could contribute to a decline in the value of the Series’ investments and, consequently, the share price of the Series.
Summary of Past Performance
The bar chart and average annual total return table provide some indication of the risks of investing in the Series. The bar chart shows the variability in the performance of the Series by showing changes in the performance of the Class I shares of the Series for each calendar year since inception. The total return table shows how the average annual total returns for the Series’ Class I and Class S shares for different periods compare to those of a broad-based securities index. The Series’ Class S shares commenced operations on March 1, 2012, and all performance below for the periods prior to that date reflect the performance of the Series’ Class I shares adjusted to reflect the higher expenses of the Class S shares. Because Class S shares of the Series invest in the same portfolio of securities, returns for the Class S shares will be substantially similar to those of the Class I shares. Performance will be different only to the extent that the Class S shares have higher expenses. Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future. Quarterly updated performance information of the Series is available at www.manning-napier.com.
Calendar Years Ended December 31

Quarterly Returns Highest (quarter ended 9/30/2009): 13.23% Lowest (quarter ended 3/31/2009): (11.13)%
AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2016
Average Annual Total Returns - Disciplined Value Series	1 Year	5 Years	Since Inception	Inception Date
Class I Shares	15.49%	11.80%	12.29%	Nov. 07, 2008
Class I Shares | Return After Taxes on Distributions	13.92%	10.00%	10.74%	Nov. 07, 2008
Class I Shares | Return After Taxes on Distributions and Sale of Series Shares	10.02%	9.25%	9.93%	Nov. 07, 2008
Class S Shares	15.25%	11.50%	11.99%	Nov. 07, 2008
Russell 1000® Value Index (reflects no deduction for fees, expenses, or taxes)	17.34%	14.80%	13.01%	Nov. 07, 2008

Performance numbers for the Series and the index are calculated from November 7, 2008, the inception date of the Series’ Class I shares. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. The after-tax figures are shown for one share class only, and would be different for the other share class. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Series shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.